Series J Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended		1 Months Ended
	Sep. 25, 2012	May 25, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009	Sep. 30, 2013 Pegasus Warrant [Member]	Sep. 11, 2013 Pegasus Warrant [Member]	Sep. 30, 2013 May 26, 2014 Prior [Member]	Sep. 30, 2013 May 26, 2014 After [Member]	Sep. 11, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Sep. 30, 2013 Series J Redeemable Convertible Preferred Stock [Member]	Oct. 16, 2013 Series J Redeemable Convertible Preferred Stock [Member] Subsequent Event [Member]	Sep. 11, 2013 Series J Redeemable Convertible Preferred Stock [Member] Holdings II [Member]	Sep. 11, 2013 Series J Redeemable Convertible Preferred Stock [Member] PCA Holdings [Member]	Sep. 11, 2013 Series J Redeemable Convertible Preferred Stock [Member] Riverwood Holdings [Member]	Sep. 11, 2013 Series J Redeemable Convertible Preferred Stock [Member] Pegasus [Member]	Sep. 30, 2013 Series J Redeemable Convertible Preferred Stock [Member] Pegasus [Member]
Temporary Equity [Line Items]
Issuance of preferred stock													17,394		1,449	12,500	2,500	2,394
Shares purchased, per share value		$ 1,000											$ 1,000			$ 1,000
Gross proceeds	$ 49,000,000	$ 67,100,000											$ 17,400,000			$ 17,400,000
Shares issued to Holdings II, in consideration for advisory services													10,000,000						10,000,000
Description of Series J Subscription Agreement			Pursuant to the Series J Subscription Agreement, Pegasus committed to purchase the number of Preferred Shares equal to 20,000 minus the aggregate number of Series J Preferred Shares issued in the Series J Preferred Offering and the Preemptive Rights Offering at a price per share equal to the Stated Value (the "Pegasus Series J Commitment")
Preferred Shares sold			20,000
Aggregate gross proceeds															1,400,000
Purchase of Preferred Stock														1,157						1,157
Aggregate gross proceeds														1,200,000						1,200,000
Conversion price per share			$ 0.95											$ 0.95
Number of times liquidation amount multiplied											1.75	2.00
Redemption value of Preferred Stock														21,600,000
Change in redemption value			0		0
Increase in preferred stock													21,600,000
Number of shares of common stock		18,092,511								10,000,000
Percentage of total equity										2.764%
Total equity value			(378,804,561)		(304,497,378)	24,681,511	12,584,499	(34,249,404)		523,900,000
Pegasus Warrant expiration date										May 25, 2022
Change in fair value of warrants			$ 1,320,753	$ 2,713,876	$ 8,503,480	$ (150,557,529)			$ 0